August 19, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds

Post-Effective Amendment No. 75

Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Aberdeen Funds (the “Trust”), the undersigned hereby certifies that:

(1)         the forms of Prospectus and Statement of Additional Information for the Aberdeen Global Unconstrained Fixed Income Fund, a series of the Trust, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)         the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 15, 2016 and became effective on August 15, 2016.

If you have any questions regarding this certification, please contact me at (215) 405-5770.

Sincerely,

/s/ Lucia Sitar
Lucia Sitar

cc:                                Elliot Gluck, Esq.

Rose F. DiMartino, Esq.